Significant Risks and Uncertainties - Schedule of Concentration of Customers and Suppliers (Details)	Jul. 31, 2026		Jul. 31, 2025
Customer concentration risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage	35.00%		31.00%
Customer concentration risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage	25.00%		20.00%
Customer concentration risk [Member] | Revenue Benchmark [Member] | Customer C [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage	10.00%		10.00%
Customer concentration risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage	13.00%		13.00%
Customer concentration risk [Member] | Accounts Receivable [Member] | Customer C [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage		[1]	12.00%
Customer concentration risk [Member] | Accounts Receivable [Member] | Customer D [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage	29.00%		27.00%
Customer concentration risk [Member] | Accounts Receivable [Member] | Customer E [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage		[1]	11.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier A [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage	79.00%		64.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier B [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage	15.00%		25.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage		[2]	89.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers Percentage	100.00%		11.00%

[1]	Represents percentage less than 10%
[2]	Represents percentage less than 10%